Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Floating Rate Plus Fund (the “Fund”), a series of DWS Portfolio Trust (the “Trust”)
(Reg. Nos. 002-13627 and 811-00042)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which was the most recent Amendment to such Registration Statement and was filed electronically on September 29, 2010.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Adam M. Schlichtmann, Ropes & Gray LLP